UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 0.6%
20,329	Raytheon Co.	$ 1,845,263
4,774	The Boeing Co.	575,172

		2,420,435

Air Freight & Logistics – 1.4%
53,261	United Parcel Service, Inc. Class B	5,171,110

Airlines – 1.4%
47,399	Alaska Air Group, Inc.	2,084,134
117,520	Southwest Airlines Co.	3,323,466

		5,407,600

Beverages – 1.0%
14,770	PepsiCo., Inc.	1,301,237
57,783	The Coca-Cola Co.	2,270,294

		3,571,531

Biotechnology – 9.3%
17,113	Alexion Pharmaceuticals, Inc.*	2,720,796
14,711	Alkermes PLC*	629,042
43,392	Amgen, Inc.	5,527,707
20,777	Biogen Idec, Inc.*	6,947,621
75,151	Celgene Corp.*	6,549,410
100,519	Gilead Sciences, Inc.*	9,202,514
24,103	Seattle Genetics, Inc.*	848,426
27,937	United Therapeutics Corp.*	2,540,591

		34,966,107

Capital Markets – 0.3%
8,455	Ameriprise Financial, Inc.	1,011,218

Chemicals – 0.5%
3,190	PPG Industries, Inc.	632,769
1,249	Praxair, Inc.	160,047
22,048	The Dow Chemical Co.	1,125,991

		1,918,807

Commercial Banks – 0.3%
78,678	KeyCorp	1,065,300
2,411	Wells Fargo & Co.	122,720

		1,188,020

Commercial Services & Supplies – 0.2%
33,782	Pitney Bowes, Inc.	914,141

Communications Equipment – 2.1%
299,813	Brocade Communications Systems, Inc.	2,761,278
2,807	EchoStar Corp. Class A*	142,315
69,220	QUALCOMM, Inc.	5,101,514

		8,005,107

Computers & Peripherals – 9.7%
267,730	Apple, Inc.	25,586,956
105,841	Hewlett-Packard Co.	3,768,998

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals – (continued)
40,343	SanDisk Corp.	$ 3,699,856
33,330	Western Digital Corp.	3,327,334

		36,383,144

Containers & Packaging – 1.1%
65,479	Ball Corp.	4,011,243

Diversified Telecommunication Services – 1.7%
50,944	Frontier Communications Corp.	333,683
80,258	Verizon Communications, Inc.(a)	4,046,608
164,125	Windstream Holdings, Inc.(b)	1,880,873

		6,261,164

Electrical Equipment – 1.1%
62,244	Emerson Electric Co.	3,961,831

Electronic Equipment, Instruments & Components – 1.3%
59,933	Corning, Inc.	1,177,684
353,206	Flextronics International Ltd.*	3,669,810

		4,847,494

Energy Equipment & Services – 3.1%
52,619	Baker Hughes, Inc.	3,618,609
29,410	Halliburton Co.	2,028,996
134,340	Nabors Industries Ltd.	3,648,674
14,939	Schlumberger Ltd.	1,619,238
24,684	Superior Energy Services, Inc.	829,382

		11,744,899

Food & Staples Retailing – 1.2%
56,013	CVS Caremark Corp.	4,277,153
5,097	The Kroger Co.	249,651

		4,526,804

Food Products – 1.5%
16,478	Archer-Daniels-Midland Co.	764,579
76,571	Pinnacle Foods, Inc.	2,307,084
70,443	Tyson Foods, Inc. Class A	2,621,184

		5,692,847

Health Care Equipment & Supplies* – 1.0%
300,727	Boston Scientific Corp.	3,843,291

Health Care Providers & Services – 1.1%
23,602	CIGNA Corp.	2,125,124
969	Humana, Inc.	114,003
16,628	WellPoint, Inc.	1,825,921

		4,065,048

Hotels, Restaurants & Leisure – 2.3%
55,815	Brinker International, Inc.	2,502,745
8,098	Carnival Corp.	293,310
16,328	Norwegian Cruise Line Holdings Ltd.*	535,232
22,267	Royal Caribbean Cruises Ltd.	1,328,226
53,648	Wyndham Worldwide Corp.	4,053,106

		8,712,619

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 2.0%
63,091	Garmin Ltd.(b)	$ 3,472,529
203	NVR, Inc.*	228,671
26,606	Whirlpool Corp.	3,795,080

		7,496,280

Household Products – 0.9%
34,351	Kimberly-Clark Corp.	3,568,038

Industrial Conglomerates – 3.9%
51,383	3M Co.	7,239,351
53,210	Danaher Corp.	3,931,155
143,040	General Electric Co.	3,597,456

		14,767,962

Insurance – 1.6%
8,658	Allied World Assurance Co. Holdings AG	311,774
6,670	Aspen Insurance Holdings Ltd.	266,867
21,643	Reinsurance Group of America, Inc.	1,737,067
40,200	The Travelers Cos., Inc.	3,600,312

		5,916,020

Internet & Catalog Retail – 2.0%
14,045	Amazon.com, Inc.*	4,395,945
31,769	Expedia, Inc.	2,523,094
14,602	Liberty Interactive Corp. Class A*	409,586

		7,328,625

Internet Software & Services* – 5.5%
111,546	eBay, Inc.	5,889,629
66,680	Facebook, Inc. Class A	4,844,302
4,987	Google, Inc. Class A	2,890,216
11,274	Google, Inc. Class C	6,444,218
12,839	VeriSign, Inc.	693,948

		20,762,313

IT Services – 2.3%
13,142	DST Systems, Inc.	1,183,700
15,931	International Business Machines Corp.	3,053,495
1,627	Visa, Inc. Class A	343,313
301,561	Xerox Corp.	3,998,699

		8,579,207

Machinery – 2.6%
23,663	Caterpillar, Inc.	2,384,047
31,280	Dover Corp.	2,682,573
57,015	Illinois Tool Works, Inc.	4,696,326

		9,762,946

Media – 6.2%
158,691	Comcast Corp. Class A	8,523,713
19,711	DIRECTV*	1,696,132
36,593	DISH Network Corp. Class A*	2,263,643
10,021	The Walt Disney Co.	860,604

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
10,383	Time Warner Cable, Inc.	$ 1,506,573
40,518	Time Warner, Inc.	3,363,804
59,596	Viacom, Inc. Class B	4,926,801

		23,141,270

Metals & Mining(b) – 0.3%
37,311	United States Steel Corp.	1,249,545

Multiline Retail – 0.3%
5,690	Dollar General Corp.*	314,258
12,681	Kohl’s Corp.	678,941

		993,199

Oil, Gas & Consumable Fuels – 5.9%
13,099	Apache Corp.	1,344,743
146,297	Chesapeake Energy Corp.	3,857,852
8,160	Concho Resources, Inc.*	1,148,928
39,218	ConocoPhillips	3,235,485
4,813	Devon Energy Corp.	363,381
32,599	EOG Resources, Inc.	3,567,635
95,041	Marathon Oil Corp.	3,682,839
14,038	Occidental Petroleum Corp.	1,371,653
41,560	Whiting Petroleum Corp.*	3,677,644

		22,250,160

Personal Products(b) – 0.4%
27,406	Herbalife Ltd.	1,436,074

Pharmaceuticals – 4.7%
75,390	AbbVie, Inc.	3,945,913
5,176	Bristol-Myers Squibb Co.	262,009
53,611	Johnson & Johnson	5,365,925
80,298	Merck & Co., Inc.	4,556,108
127,187	Pfizer, Inc.	3,650,267

		17,780,222

Road & Rail – 1.9%
71,967	Union Pacific Corp.	7,075,076

Semiconductors & Semiconductor Equipment – 3.3%
12,776	Lam Research Corp.	894,320
150,692	Micron Technology, Inc.*	4,603,641
63,699	NVIDIA Corp.	1,114,733
121,626	Texas Instruments, Inc.	5,625,202

		12,237,896

Software – 6.8%
33,726	Activision Blizzard, Inc.	754,788
23,938	Adobe Systems, Inc.*	1,654,355
33,199	Citrix Systems, Inc.*	2,248,568
114,648	Electronic Arts, Inc.*	3,852,173
11,844	Intuit, Inc.	970,853
172,878	Microsoft Corp.	7,461,415
215,014	Oracle Corp.	8,684,415

		25,626,567

Specialty Retail – 2.5%
5,255	AutoZone, Inc.*	2,716,993
86,296	GameStop Corp. Class A(b)	3,621,843
58,266	Lowe’s Cos., Inc.	2,788,028
3,582	The Home Depot, Inc.	289,605

		9,416,469

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 2.2%
153,024	Altria Group, Inc.	$ 6,212,774
35,200	Lorillard, Inc.	2,128,896

		8,341,670

TOTAL COMMON STOCKS		$366,353,999

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$9,000,000	0.092%	08/01/14	$ 9,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$375,353,999

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.6%
Financial Square Money Market Fund - FST Shares
9,895,556	0.053%	$ 9,895,556

TOTAL INVESTMENTS – 102.5%		$385,249,555

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(9,469,321)

NET ASSETS – 100.0%		$375,780,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	53	September 2014	$5,100,720	$(23,778)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$367,254,403

Gross unrealized gain	23,685,290
Gross unrealized loss	(5,690,138)

Net unrealized security gain	$17,995,152

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.2%
57,546	Raytheon Co.	$ 5,223,450

Air Freight & Logistics – 1.0%
42,741	United Parcel Service, Inc. Class B	4,149,724

Airlines – 0.2%
28,716	Southwest Airlines Co.	812,088

Biotechnology – 3.8%
15,039	Amgen, Inc.	1,915,818
12,422	Biogen Idec, Inc.*	4,153,793
50,339	Celgene Corp.*	4,387,044
49,089	Gilead Sciences, Inc.*	4,494,098
13,963	United Therapeutics Corp.*	1,269,795

		16,220,548

Capital Markets – 1.3%
42,022	Ameriprise Financial, Inc.	5,025,831
10,007	Legg Mason, Inc.	474,832

		5,500,663

Chemicals – 0.7%
16,235	Praxair, Inc.	2,080,353
20,379	The Dow Chemical Co.	1,040,755

		3,121,108

Commercial Banks – 10.1%
176,170	Bank of America Corp.	2,686,593
16,412	BOK Financial Corp.	1,087,131
44,737	Citigroup, Inc.	2,188,087
80,719	Comerica, Inc.	4,056,937
4,234	Cullen/Frost Bankers, Inc.	330,125
89,594	JPMorgan Chase & Co.	5,166,886
319,960	KeyCorp	4,332,258
326,966	Regions Financial Corp.	3,315,435
15,530	SVB Financial Group*	1,693,081
43,161	The PNC Financial Services Group, Inc.	3,563,372
6,232	U.S. Bancorp	261,931
294,966	Wells Fargo & Co.	15,013,769

		43,695,605

Commercial Services & Supplies – 0.2%
35,163	Pitney Bowes, Inc.	951,511

Communications Equipment – 1.0%
295,168	Brocade Communications Systems, Inc.	2,718,497
49,792	Cisco Systems, Inc.	1,256,252
2,081	QUALCOMM, Inc.	153,370

		4,128,119

Computers & Peripherals – 4.5%
28,378	Apple, Inc.	2,712,085
212,536	Hewlett-Packard Co.	7,568,407
46,681	SanDisk Corp.	4,281,115
48,689	Western Digital Corp.	4,860,623

		19,422,230

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 1.4%
77,871	Capital One Financial Corp.	$ 6,193,859

Containers & Packaging – 0.2%
14,652	Ball Corp.	897,582

Diversified Financial Services – 1.8%
45,543	Berkshire Hathaway, Inc. Class B*	5,712,458
50,778	Voya Financial, Inc.	1,883,864

		7,596,322

Diversified Telecommunication Services – 1.3%
103,717	AT&T, Inc.(a)	3,691,288
126,954	Frontier Communications Corp.	831,549
79,676	Windstream Holdings, Inc.(b)	913,087

		5,435,924

Electric Utilities – 2.6%
64,976	American Electric Power Co., Inc.	3,378,102
51,811	Duke Energy Corp.	3,737,127
59,278	Entergy Corp.	4,317,217

		11,432,446

Electrical Equipment – 0.2%
11,343	Emerson Electric Co.	721,982

Electronic Equipment, Instruments & Components – 0.9%
36,321	Corning, Inc.	713,708
309,717	Flextronics International Ltd.*	3,217,959

		3,931,667

Energy Equipment & Services – 2.3%
75,738	Baker Hughes, Inc.	5,208,502
1,577	Helmerich & Payne, Inc.	167,572
164,822	Nabors Industries Ltd.	4,476,566
4,547	Superior Energy Services, Inc.	152,779

		10,005,419

Food & Staples Retailing – 2.4%
99,100	CVS Caremark Corp.	7,567,276
37,916	Wal-Mart Stores, Inc.	2,789,859

		10,357,135

Food Products – 0.1%
8,351	Pinnacle Foods, Inc.	251,616

Health Care Equipment & Supplies – 1.3%
260,519	Boston Scientific Corp.*	3,329,433
38,778	Medtronic, Inc.	2,394,154

		5,723,587

Health Care Providers & Services – 2.1%
41,247	CIGNA Corp.	3,713,880
24,343	Humana, Inc.	2,863,954
23,217	WellPoint, Inc.	2,549,459

		9,127,293

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.0%
26,867	Brinker International, Inc.	$ 1,204,716
41,185	Carnival Corp.	1,491,721
24,558	Royal Caribbean Cruises Ltd.	1,464,885

		4,161,322

Household Durables – 2.2%
69,631	Garmin Ltd.(b)	3,832,490
1,092	NVR, Inc.*	1,230,094
30,121	Whirlpool Corp.	4,296,460

		9,359,044

Household Products – 1.4%
17,718	Kimberly-Clark Corp.	1,840,369
56,894	The Procter & Gamble Co.	4,399,044

		6,239,413

Independent Power Producers & Energy Traders – 0.3%
45,915	NRG Energy, Inc.	1,421,528

Industrial Conglomerates – 5.9%
30,624	3M Co.	4,314,615
75,938	Danaher Corp.	5,610,300
611,914	General Electric Co.	15,389,637

		25,314,552

Insurance – 7.9%
119,598	Allied World Assurance Co.	4,306,724
99,702	Aspen Insurance Holdings Ltd.	3,989,077
70,098	Assurant, Inc.	4,441,409
44,538	Endurance Specialty Holdings Ltd.	2,355,615
17,421	Everest Re Group Ltd.	2,716,108
31,677	MetLife, Inc.	1,666,210
57,862	Reinsurance Group of America, Inc.	4,644,004
23,101	The Chubb Corp.	2,003,088
61,875	The Travelers Cos., Inc.	5,541,525
18,514	Validus Holdings Ltd.	676,316
52,277	XL Group PLC	1,685,411

		34,025,487

Internet Software & Services* – 0.6%
51,820	eBay, Inc.	2,736,096

IT Services – 1.2%
399,708	Xerox Corp.	5,300,128

Machinery – 1.3%
11,674	Caterpillar, Inc.	1,176,156
1,729	Dover Corp.	148,279
52,049	Illinois Tool Works, Inc.	4,287,276

		5,611,711

Media – 3.6%
91,556	Comcast Corp. Class A	4,907,005
2,569	DIRECTV*	221,062
91,660	Time Warner, Inc.	7,609,613
31,695	Viacom, Inc. Class B	2,620,226

		15,357,906

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 0.1%
3,423	Royal Gold, Inc.	$ 258,676

Oil, Gas & Consumable Fuels – 13.6%
61,466	Apache Corp.	6,310,100
180,620	Chesapeake Energy Corp.	4,762,949
50,680	Chevron Corp.	6,549,883
105,470	ConocoPhillips	8,701,275
29,253	Devon Energy Corp.	2,208,602
7,032	EOG Resources, Inc.	769,582
146,056	Exxon Mobil Corp.	14,450,781
130,986	Marathon Oil Corp.	5,075,707
78,656	Occidental Petroleum Corp.	7,685,478
25,012	Whiting Petroleum Corp.*	2,213,312

		58,727,669

Pharmaceuticals – 9.0%
20,181	AbbVie, Inc.	1,056,274
148,272	Johnson & Johnson	14,840,544
185,583	Merck & Co., Inc.	10,529,979
427,015	Pfizer, Inc.	12,255,331

		38,682,128

Real Estate Investment Trusts – 2.8%
25,055	Apartment Investment & Management Co. Class A	856,380
31,706	CBL & Associates Properties, Inc.	592,902
38,492	Crown Castle International Corp.	2,855,337
60,380	Equity Lifestyle Properties, Inc.	2,674,230
22,493	Equity Residential	1,454,172
104,624	Hospitality Properties Trust	2,989,108
33,949	Host Hotels & Resorts, Inc.	738,051

		12,160,180

Road & Rail – 1.0%
44,011	Union Pacific Corp.	4,326,721

Semiconductors & Semiconductor Equipment – 1.4%
70,356	Intel Corp.	2,384,365
38,989	Micron Technology, Inc.*	1,191,114
53,154	Texas Instruments, Inc.	2,458,372

		6,033,851

Software – 2.6%
2,184	Adobe Systems, Inc.*	150,936
80,673	Electronic Arts, Inc.*	2,710,613
97,961	Microsoft Corp.	4,227,997
107,477	Oracle Corp.	4,340,996

		11,430,542

Specialty Retail – 0.9%
1,017	AutoZone, Inc.*	525,819
75,139	GameStop Corp. Class A(b)	3,153,584

		3,679,403

TOTAL COMMON STOCKS		$419,726,235

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.6%
Repurchase Agreement – 2.6%
Joint Repurchase Agreement Account II
$11,100,000	0.092%	08/01/14	$ 11,100,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$430,826,235

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.8%
Financial Square Money Market Fund - FST Shares
7,632,225	0.053%	$ 7,632,225

TOTAL INVESTMENTS – 101.8%		$438,458,460

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(7,680,853)

NET ASSETS – 100.0%		$430,777,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2014.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	72	September 2014	$6,929,280	$(32,302)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$425,637,259

Gross unrealized gain	19,877,993
Gross unrealized loss	(7,056,792)

Net unrealized security gain	$12,821,201

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 1.7%
40,102	AAR Corp.(a)	$ 1,078,744
5,931	American Science and Engineering, Inc.	372,467
27,216	Engility Holdings, Inc.*	940,585
4,871	Esterline Technologies Corp.*	528,747
5,198	Teledyne Technologies, Inc.*	474,057

		3,394,600

Airlines – 1.2%
21,877	Hawaiian Holdings, Inc.*	304,747
153,365	JetBlue Airways Corp.*(b)	1,644,073
49,606	SkyWest, Inc.	530,288

		2,479,108

Auto Components – 1.3%
74,031	Modine Manufacturing Co.*	1,019,407
10,168	Standard Motor Products, Inc.	366,556
22,285	Stoneridge, Inc.*	244,467
28,492	Tower International, Inc.*	897,498

		2,527,928

Beverages – 0.2%
6,740	Coca-Cola Bottling Co.	470,587

Biotechnology – 7.1%
41,209	Acorda Therapeutics, Inc.*	1,206,187
19,089	Aegerion Pharmaceuticals, Inc.*(b)	641,581
66,521	Arena Pharmaceuticals, Inc.*(b)	307,992
3,107	Cepheid, Inc.*	116,947
73,131	Dyax Corp.*	688,894
48,084	Emergent Biosolutions, Inc.*	1,057,848
3,366	Enanta Pharmaceuticals, Inc.*(b)	126,595
31,202	Genomic Health, Inc.*(b)	795,027
54,839	Halozyme Therapeutics, Inc.*(b)	534,132
10,338	Insys Therapeutics, Inc.*(b)	279,436
21,733	InterMune, Inc.*	953,427
50,910	Isis Pharmaceuticals, Inc.*(b)	1,577,701
22,822	Ligand Pharmaceuticals, Inc. Class B*	1,122,158
48,725	NPS Pharmaceuticals, Inc.*	1,361,377
128,233	PDL BioPharma, Inc.(b)	1,202,826
2,857	Puma Biotechnology, Inc.*	633,454
56,140	Repligen Corp.*	1,177,256
37,155	Sangamo Biosciences, Inc.*	441,401

		14,224,239

Building Products – 0.4%
21,477	AAON, Inc.(a)	421,379
10,509	American Woodmark Corp.*	308,964
5,589	Quanex Building Products Corp.	95,516

		825,859

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – 2.9%
27,590	Cohen & Steers, Inc.(b)	$ 1,145,261
14,278	Evercore Partners, Inc. Class A	779,008
15,434	GAMCO Investors, Inc. Class A	1,182,707
29,488	HFF, Inc. Class A	1,001,412
33,994	Investment Technology Group, Inc.*	621,750
22,591	Piper Jaffray Cos., Inc.*	1,165,696

		5,895,834

Chemicals – 1.5%
15,895	A. Schulman, Inc.	631,667
2,138	Balchem Corp.	106,900
23,273	FutureFuel Corp.	366,783
4,906	Innophos Holdings, Inc.	296,470
30,176	Olin Corp.	801,776
28,652	OM Group, Inc.	809,992

		3,013,588

Commercial Banks – 4.0%
21,572	1st Source Corp.	612,429
2,640	Bancfirst Corp.	160,776
88,335	CVB Financial Corp.	1,350,642
14,083	First Bancorp, Inc.	231,102
48,055	First Interstate BancSystem, Inc.	1,254,236
7,667	Great Southern Bancorp, Inc.	239,057
4,439	Hancock Holding Co.	144,001
13,079	International Bancshares Corp.	331,553
12,902	Old National Bancorp	172,629
38,360	PrivateBancorp, Inc.	1,104,768
27,182	Prosperity Bancshares, Inc.	1,580,090
3,101	S&T Bancorp, Inc.	75,447
40,726	United Community Banks, Inc.	674,015

		7,930,745

Commercial Services & Supplies – 1.9%
18,638	Civeo Corp.*	473,405
6,782	Deluxe Corp.	373,078
62,756	Kimball International, Inc. Class B	989,662
30,506	Mobile Mini, Inc.	1,151,907
37,793	Quad Graphics, Inc.	798,188

		3,786,240

Communications Equipment – 1.8%
79,662	Aruba Networks, Inc.*	1,422,763
21,970	Calix, Inc.*	204,101
107,160	Harmonic, Inc.*	642,960
1,447	InterDigital, Inc.	63,798
95,092	Polycom, Inc.*	1,219,080

		3,552,702

Construction & Engineering* – 0.1%
7,578	Tutor Perini Corp.	206,349

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 1.8%
32,585	Cash America International, Inc.	$ 1,446,448
89,060	EZCORP, Inc. Class A*	871,898
15,849	World Acceptance Corp.*(b)	1,285,037

		3,603,383

Containers & Packaging* – 0.8%
139,891	Graphic Packaging Holding Co.	1,678,692

Diversified Consumer Services – 1.3%
14,482	American Public Education, Inc.*	517,007
35,110	Bridgepoint Education, Inc.*	421,671
9,297	Capella Education Co.	594,636
49,583	K12, Inc.*	1,155,780

		2,689,094

Diversified Telecommunication Services – 0.1%
7,349	Consolidated Communications Holdings, Inc.	164,471
6,517	magicJack VocalTec Ltd.*(b)	92,997

		257,468

Electrical Equipment – 0.8%
34,160	LSI Industries, Inc.	243,902
30,124	Polypore International, Inc.*	1,298,345

		1,542,247

Electronic Equipment, Instruments & Components – 1.8%
8,211	Anixter International, Inc.	705,900
56,868	Benchmark Electronics, Inc.*	1,373,362
13,523	Insight Enterprises, Inc.*	355,249
4,970	Rofin-Sinar Technologies, Inc.*	108,495
1,092	Rogers Corp.*	62,637
3,925	Sanmina Corp.*	91,413
9,497	ScanSource, Inc.*	340,088
65,259	TTM Technologies, Inc.*	490,095

		3,527,239

Energy Equipment & Services – 2.8%
41,910	Basic Energy Services, Inc.*	1,005,421
30,762	Exterran Holdings, Inc.	1,299,694
37,982	ION Geophysical Corp.*	142,433
155,408	Key Energy Services, Inc.*	954,205
83,166	Pioneer Energy Services Corp.*	1,223,372
54,990	Tesco Corp.	1,073,405

		5,698,530

Food Products – 1.4%
17,596	Cal-Maine Foods, Inc.	1,252,835
16,491	Sanderson Farms, Inc.	1,502,165

		2,755,000

Gas Utilities – 0.2%
6,422	New Jersey Resources Corp.	328,036

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 2.6%
8,566	Anika Therapeutics, Inc.*	$ 360,286
2,697	Atrion Corp.	757,857
9,791	Cantel Medical Corp.	328,292
17,641	Greatbatch, Inc.*	873,406
12,635	Invacare Corp.	189,146
36,372	Masimo Corp.*	875,838
29,590	Natus Medical, Inc.*	851,304
21,284	NuVasive, Inc.*	795,596
5,203	Orthofix International NV*	172,011

		5,203,736

Health Care Providers & Services – 3.0%
8,968	Amedisys, Inc.*(b)	180,974
5,936	Amsurg Corp.*	283,503
20,643	ExamWorks Group, Inc.*	728,492
49,890	Kindred Healthcare, Inc.	1,192,371
22,287	Magellan Health, Inc.*	1,283,731
17,758	Molina Healthcare, Inc.*	725,414
30,218	PharMerica Corp.*	815,584
30,523	Skilled Healthcare Group, Inc. Class A*	181,612
9,908	WellCare Health Plans, Inc.*	618,061

		6,009,742

Hotels, Restaurants & Leisure – 2.7%
3,999	Buffalo Wild Wings, Inc.*	581,135
23,809	Marriott Vacations Worldwide Corp.*	1,370,208
2,588	Multimedia Games Holding Co., Inc.*	62,422
21,513	Papa John’s International, Inc.	896,877
53,928	Sonic Corp.*	1,113,613
30,475	The Cheesecake Factory, Inc.	1,306,768

		5,331,023

Household Durables – 2.3%
10,117	Cavco Industries, Inc.*	722,253
23,412	Ethan Allen Interiors, Inc.	536,603
22,401	Helen of Troy Ltd.*	1,201,366
2,157	iRobot Corp.*	69,822
5,382	NACCO Industries, Inc. Class A	256,667
22,715	Universal Electronics, Inc.*	1,081,915
27,853	William Lyon Homes Class A*	685,741

		4,554,367

Insurance – 3.0%
56,857	American Equity Investment Life Holding Co.	1,258,814
34,843	AmTrust Financial Services, Inc.(b)	1,485,705
26,486	Argo Group International Holdings Ltd.	1,319,268
4,422	Employers Holdings, Inc.	94,189
9,933	Global Indemnity PLC*	247,630
66,694	Symetra Financial Corp.	1,520,623

		5,926,229

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail* – 0.0%
2,134	Lands’ End, Inc.	$ 75,096

Internet Software & Services – 4.7%
39,101	Blucora, Inc.*	667,454
24,675	comScore, Inc.*	892,988
45,721	Constant Contact, Inc.*	1,423,295
57,211	Conversant, Inc.*(b)	1,337,021
9,755	Envestnet, Inc.*	425,416
29,382	LogMeIn, Inc.*	1,196,141
33,034	Marchex, Inc. Class B	363,374
18,308	Stamps.com, Inc.*	579,082
27,400	VistaPrint NV*(b)	1,349,724
44,568	Web.com Group, Inc.*	1,183,280

		9,417,775

IT Services – 0.8%
77,501	Ciber, Inc.*	270,478
2,851	Exlservice Holdings, Inc.*	79,971
41,398	ManTech International Corp. Class A	1,117,746
3,693	Sykes Enterprises, Inc.*	76,445

		1,544,640

Leisure Equipment & Products – 0.1%
34,524	Callaway Golf Co.	262,382

Life Sciences Tools & Services* – 0.2%
32,228	Affymetrix, Inc.	277,161
3,893	Luminex Corp.	70,852

		348,013

Machinery – 1.5%
6,512	Hillenbrand, Inc.	195,686
14,022	Hyster-Yale Materials Handling, Inc.	1,123,162
21,722	John Bean Technologies Corp.	565,858
8,671	Kadant, Inc.	330,712
17,149	Miller Industries, Inc.	329,089
5,742	The Greenbrier Cos., Inc.	370,072

		2,914,579

Media – 0.9%
13,855	Entercom Communications Corp. Class A*	130,930
44,613	Harte-Hanks, Inc.	292,661
56,376	Time, Inc.*	1,358,662

		1,782,253

Metals & Mining – 3.4%
55,607	Commercial Metals Co.	958,665
69,843	Globe Specialty Metals, Inc.	1,329,112
18,072	Kaiser Aluminum Corp.	1,395,520
34,852	Materion Corp.	1,126,068
12,893	Schnitzer Steel Industries, Inc. Class A	344,372
27,897	US Silica Holdings, Inc.	1,568,369

		6,722,106

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – 0.3%
17,794	Avista Corp.	$ 552,148

Multiline Retail – 0.1%
18,966	Fred’s, Inc. Class A	300,232

Oil, Gas & Consumable Fuels – 2.3%
10,934	Carrizo Oil & Gas, Inc.*	671,457
53,884	Comstock Resources, Inc.	1,274,896
1,865	Contango Oil & Gas Co.*	75,029
92,198	Forest Oil Corp.*	188,084
34,473	Magnum Hunter Resources Corp.*	221,661
2,935	Matador Resources Co.*	79,362
5,505	Northern Oil and Gas, Inc.*	88,576
22,746	PDC Energy, Inc.*	1,234,198
63,264	Quicksilver Resources, Inc.*(b)	118,936
8,054	REX American Resources Corp.*	679,355

		4,631,554

Personal Products*(b) – 0.5%
15,244	USANA Health Sciences, Inc.	973,329

Pharmaceuticals* – 1.9%
47,378	Akorn, Inc.	1,607,536
52,575	Horizon Pharma, Inc.(b)	446,888
54,072	Impax Laboratories, Inc.	1,264,744
1,543	Pacira Pharmaceuticals, Inc.	141,956
9,648	Prestige Brands Holdings, Inc.	297,158
49,528	Zogenix, Inc.(b)	65,377

		3,823,659

Professional Services – 2.0%
4,414	Barrett Business Services, Inc.	251,951
19,021	CDI Corp.	263,821
13,379	Huron Consulting Group, Inc.*	808,627
3,651	ICF International, Inc.*	126,215
37,911	Kelly Services, Inc. Class A	604,301
50,391	Korn/Ferry International*	1,482,503
8,418	Navigant Consulting, Inc.*	137,382
23,419	RPX Corp.*	365,337

		4,040,137

Real Estate Investment Trusts – 10.9%
37,939	American Assets Trust, Inc.	1,300,928
59,542	Apollo Commercial Real Estate Finance, Inc.	986,611
9,032	Aviv REIT, Inc.	256,960
19,038	Coresite Realty Corp.	621,781
52,069	Cousins Properties, Inc.	644,614
48,299	CubeSmart	879,525
44,919	CyrusOne, Inc.	1,116,237
56,539	DuPont Fabros Technology, Inc.	1,549,734
52,057	First Industrial Realty Trust, Inc.	939,629
6,790	Invesco Mortgage Capital, Inc.	115,294
9,525	LaSalle Hotel Properties	331,375

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
36,148	Pebblebrook Hotel Trust	$ 1,315,787
63,383	Pennsylvania Real Estate Investment Trust	1,218,855
7,873	Pennymac Mortgage Investment Trust	168,561
15,753	PS Business Parks, Inc.	1,299,623
154,386	Resource Capital Corp.	850,667
56,782	RLJ Lodging Trust	1,592,167
19,495	Sovran Self Storage, Inc.	1,495,657
87,883	Strategic Hotels & Resorts, Inc.*	1,002,745
105,006	Sunstone Hotel Investors, Inc.	1,490,035
45,473	The Geo Group, Inc.	1,564,726
83,711	Western Asset Mortgage Capital Corp.(b)	1,138,470

		21,879,981

Road & Rail – 1.5%
29,956	ArcBest Corp.	950,504
56,335	Knight Transportation, Inc.	1,349,787
31,824	Marten Transport Ltd.	644,118
4,656	Swift Transportation Co.*	95,215

		3,039,624

Semiconductors & Semiconductor Equipment – 6.9%
68,278	Brooks Automation, Inc.	695,070
10,541	Cavium, Inc.*	491,738
50,995	Cirrus Logic, Inc.*	1,143,818
44,846	Diodes, Inc.*	1,143,573
32,468	DSP Group, Inc.*	287,991
84,529	Fairchild Semiconductor International, Inc.*	1,286,531
106,854	Integrated Device Technology, Inc.*	1,534,423
54,112	International Rectifier Corp.*	1,344,142
107,783	Intersil Corp. Class A	1,382,856
28,350	Lattice Semiconductor Corp.*	193,914
42,493	OmniVision Technologies, Inc.*	951,843
10,325	Power Integrations, Inc.	555,795
91,262	Rambus, Inc.*	1,050,426
152,566	RF Micro Devices, Inc.*	1,702,637

		13,764,757

Software – 4.8%
23,660	Advent Software, Inc.	768,004
40,381	Aspen Technology, Inc.*	1,754,151
61,020	AVG Technologies NV*	1,037,340
9,816	Blackbaud, Inc.	360,345
26,718	Ebix, Inc.(b)	335,578
42,355	Monotype Imaging Holdings, Inc.	1,265,991
3,361	NetScout Systems, Inc.*	142,943
49,046	Pegasystems, Inc.	1,048,113
35,143	SS&C Technologies Holdings, Inc.*	1,522,043
64,658	Take-Two Interactive Software, Inc.*	1,447,046

		9,681,554

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 3.4%
19,314	Brown Shoe Co., Inc.	$ 544,462
16,714	Group 1 Automotive, Inc.	1,235,499
40,873	Haverty Furniture Cos., Inc.	908,607
20,632	hhgregg, Inc.*(b)	146,693
8,952	Lithia Motors, Inc. Class A	795,385
10,010	Monro Muffler Brake, Inc.	508,408
22,044	Outerwall, Inc.*(b)	1,212,861
8,072	The Cato Corp. Class A	249,102
26,027	The Finish Line, Inc. Class A	684,250
39,497	The Pep Boys-Manny, Moe & Jack*	417,878

		6,703,145

Textiles, Apparel & Luxury Goods – 1.8%
14,285	Columbia Sportswear Co.	1,067,946
32,439	Iconix Brand Group, Inc.*	1,369,899
2,910	Movado Group, Inc.	119,106
13,802	Steven Madden Ltd.*	439,594
3,436	Unifi, Inc.*	98,407
20,349	Wolverine World Wide, Inc.	493,667

		3,588,619

Thrifts & Mortgage Finance – 0.1%
9,465	Brookline Bancorp, Inc.	85,469
14,113	Oritani Financial Corp.	208,872

		294,341

Trading Companies & Distributors* – 0.7%
29,570	TAL International Group, Inc.	1,306,994

Wireless Telecommunication Services – 0.2%
22,931	Spok Holdings, Inc.	343,277

TOTAL COMMON STOCKS		$195,402,760

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$ 4,900,000	0.092%	08/01/14	$ 4,900,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$200,302,760

Shares	Description	Value
Securities Lending Reinvestment Vehicle(d)(e) – 8.2%
Financial Square Money Market Fund - FST Shares
16,361,745	0.053%	$ 16,361,745

TOTAL INVESTMENTS – 108.3%		$216,664,505

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.3)%		(16,630,902)

NET ASSETS – 100.0%		$200,033,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(b)	All or a portion of security is on loan.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

(c)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2014.

(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	28	September 2014	$3,126,760	$(196,571)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$209,487,421

Gross unrealized gain	18,380,127
Gross unrealized loss	(11,203,043)

Net unrealized security gain	$7,177,084

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Aerospace & Defense – 1.3%
963	American Science and Engineering, Inc.	$ 60,476
7,764	Engility Holdings, Inc.*	268,324
3,628	Moog, Inc. Class A*	239,521
9,155	Taser International, Inc.*	110,409
2,361	Teledyne Technologies, Inc.*	215,323

		894,053

Airlines – 0.9%
40,616	JetBlue Airways Corp.*	435,403
15,894	SkyWest, Inc.	169,907

		605,310

Auto Components – 1.0%
16,361	Modine Manufacturing Co.*	225,291
909	Standard Motor Products, Inc.	32,769
5,284	Stoneridge, Inc.*	57,966
11,074	Tower International, Inc.*	348,831

		664,857

Beverages – 0.1%
1,049	Coca-Cola Bottling Co.	73,241

Biotechnology – 11.8%
2,122	Acceleron Pharma, Inc.*	62,854
15,334	Acorda Therapeutics, Inc.*(a)	448,826
14,770	Aegerion Pharmaceuticals, Inc.*	496,420
4,392	Agios Pharmaceuticals, Inc.*	176,998
7,271	Anacor Pharmaceuticals, Inc.*	121,062
40,048	Arena Pharmaceuticals, Inc.*(b)	185,422
9,399	BioCryst Pharmaceuticals, Inc.*	117,675
4,983	Cepheid, Inc.*	187,560
50,029	Dyax Corp.*	471,273
14,857	Emergent Biosolutions, Inc.*	326,854
1,602	Enanta Pharmaceuticals, Inc.*	60,251
10,312	Genomic Health, Inc.*(b)	262,750
41,277	Halozyme Therapeutics, Inc.*(b)	402,038
2,054	Idenix Pharmaceuticals, Inc.*	50,159
2,550	ImmunoGen, Inc.*	27,489
7,317	Insys Therapeutics, Inc.*(b)	197,778
14,741	InterMune, Inc.*	646,688
1,987	Intrexon Corp.*(b)	43,893
33,081	Ironwood Pharmaceuticals, Inc.*	489,599
22,378	Isis Pharmaceuticals, Inc.*(a)(b)	693,494
8,518	Ligand Pharmaceuticals, Inc. Class B*	418,830
20,721	NPS Pharmaceuticals, Inc.*	578,945
41,812	PDL BioPharma, Inc.(b)	392,197
2,259	Prothena Corp. PLC*	39,216
2,142	Puma Biotechnology, Inc.*	474,924
18,565	Repligen Corp.*	389,308
31,604	Sangamo Biosciences, Inc.*	375,455

		8,137,958

Shares	Description	Value
Common Stocks – (continued)
Building Products – 0.7%
15,872	AAON, Inc.(a)	$ 311,399
2,143	American Woodmark Corp.*	63,004
4,516	Quanex Building Products Corp.	77,178

		451,581

Capital Markets – 2.8%
10,163	Cohen & Steers, Inc.(b)	421,866
8,523	Evercore Partners, Inc. Class A	465,015
10,338	Financial Engines, Inc.	402,665
2,947	GAMCO Investors, Inc. Class A	225,828
2,083	HFF, Inc. Class A	70,739
6,855	Piper Jaffray Cos., Inc.*	353,718

		1,939,831

Chemicals – 0.8%
1,339	Balchem Corp.	66,950
5,080	Calgon Carbon Corp.*	107,696
4,866	FutureFuel Corp.	76,688
8,034	Olin Corp.	213,463
3,365	OM Group, Inc.	95,129

		559,926

Commercial Banks – 0.6%
2,856	CVB Financial Corp.	43,668
12,916	First Interstate BancSystem, Inc.	337,108
1,301	PrivateBancorp, Inc.	37,469

		418,245

Commercial Services & Supplies – 1.5%
7,049	Deluxe Corp.	387,766
19,191	Kimball International, Inc. Class B	302,642
9,144	Mobile Mini, Inc.	345,277
1,369	Quad Graphics, Inc.	28,913

		1,064,598

Communications Equipment – 2.5%
29,194	Aruba Networks, Inc.*	521,405
11,126	Calix, Inc.*	103,361
32,679	Harmonic, Inc.*	196,074
10,956	InterDigital, Inc.	483,050
31,404	Polycom, Inc.*	402,599

		1,706,489

Computers & Peripherals* – 0.1%
2,623	Nimble Storage, Inc.	67,883

Construction & Engineering – 0.1%
2,641	Comfort Systems USA, Inc.	39,351
972	Tutor Perini Corp.*	26,467

		65,818

Consumer Finance – 0.8%
1,898	Cash America International, Inc.	84,252
5,600	EZCORP, Inc. Class A*	54,824
5,412	World Acceptance Corp.*(b)	438,805

		577,881

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging* – 1.0%
58,265	Graphic Packaging Holding Co.	$ 699,180

Diversified Consumer Services – 1.6%
5,489	American Public Education, Inc.*	195,958
6,709	Bridgepoint Education, Inc.*	80,575
4,494	Capella Education Co.	287,436
16,846	K12, Inc.*	392,680
2,123	Strayer Education, Inc.*	110,014

		1,066,663

Diversified Telecommunication Services*(b) – 0.1%
3,718	magicJack VocalTec Ltd.	53,056

Electrical Equipment* – 0.9%
2,942	GrafTech International Ltd.	24,713
13,708	Polypore International, Inc.	590,815

		615,528

Electronic Equipment, Instruments & Components – 2.1%
4,913	Anixter International, Inc.	422,371
14,642	Benchmark Electronics, Inc.*	353,604
4,247	Insight Enterprises, Inc.*	111,569
8,689	Methode Electronics, Inc.	277,874
1,960	Newport Corp.*	33,927
1,602	Plexus Corp.*	63,007
1,613	Rogers Corp.*	92,522
2,351	Sanmina Corp.*	54,755

		1,409,629

Energy Equipment & Services – 1.3%
15,627	Basic Energy Services, Inc.*	374,892
3,303	Helix Energy Solutions Group, Inc.*	83,995
23,430	Pioneer Energy Services Corp.*	344,655
5,209	Tesco Corp.	101,680

		905,222

Food Products – 1.5%
6,235	Cal-Maine Foods, Inc.	443,932
6,104	Sanderson Farms, Inc.	556,013

		999,945

Health Care Equipment & Supplies – 3.1%
1,286	Abaxis, Inc.	60,969
4,394	Anika Therapeutics, Inc.*	184,812
2,348	Cantel Medical Corp.	78,728
8,160	DexCom, Inc.*	307,469
964	Greatbatch, Inc.*	47,728
5,826	Insulet Corp.*	205,891
3,261	Invacare Corp.	48,817
15,611	Masimo Corp.*	375,913
11,145	Natus Medical, Inc.*	320,642
5,683	NuVasive, Inc.*	212,430
1,218	SurModics, Inc.*	23,130

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
3,949	Vascular Solutions, Inc.*	$ 97,422
7,371	Zeltiq Aesthetics, Inc.*(b)	149,189

		2,113,140

Health Care Providers & Services – 1.8%
5,440	CorVel Corp.*	219,123
6,639	ExamWorks Group, Inc.*	234,290
1,465	Kindred Healthcare, Inc.	35,014
5,505	Magellan Health, Inc.*	317,088
1,752	Molina Healthcare, Inc.*	71,569
5,506	PharMerica Corp.*	148,607
9,441	Skilled Healthcare Group, Inc. Class A*	56,174
2,273	Triple-S Management Corp. Class B*	39,277
2,110	WellCare Health Plans, Inc.*	131,622

		1,252,764

Health Care Technology – 0.0%
479	Computer Programs and Systems, Inc.	31,528

Hotels, Restaurants & Leisure – 4.6%
10,376	Bloomin’ Brands, Inc.*	203,266
3,987	Buffalo Wild Wings, Inc.*	579,391
9,144	Fiesta Restaurant Group, Inc.*	414,955
5,734	Interval Leisure Group, Inc.	121,446
2,005	Jack in the Box, Inc.	114,666
6,215	Marriott Vacations Worldwide Corp.*	357,673
4,214	Multimedia Games Holding Co., Inc.*	101,642
10,769	Papa John’s International, Inc.	448,960
21,548	Sonic Corp.*	444,966
8,355	The Cheesecake Factory, Inc.	358,262

		3,145,227

Household Durables – 1.9%
2,455	Cavco Industries, Inc.*	175,262
7,640	Ethan Allen Interiors, Inc.	175,109
7,228	Helen of Troy Ltd.*	387,638
8,495	iRobot Corp.*(b)	274,983
5,852	Universal Electronics, Inc.*	278,731

		1,291,723

Insurance – 2.0%
17,537	American Equity Investment Life Holding Co.	388,269
11,815	AmTrust Financial Services, Inc.(b)	503,791
1,527	Argo Group International Holdings Ltd.	76,060
17,406	Symetra Financial Corp.	396,857

		1,364,977

Internet Software & Services – 6.1%
11,321	comScore, Inc.*	409,707
16,976	Constant Contact, Inc.*	528,463
19,917	Conversant, Inc.*(b)	465,460
10,568	Envestnet, Inc.*	460,870
4,326	j2 Global, Inc.	211,628
8,144	Liquidity Services, Inc.*	109,863

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – (continued)
10,876	LogMeIn, Inc.*	$ 442,762
3,052	Marchex, Inc. Class B	33,572
818	Marketo, Inc.*	22,372
9,318	NIC, Inc.	157,195
1,244	Perficient, Inc.*	21,136
9,593	Stamps.com, Inc.*	303,427
11,703	VistaPrint NV*	576,490
16,701	Web.com Group, Inc.*	443,411

		4,186,356

IT Services – 1.4%
820	Exlservice Holdings, Inc.*	23,001
3,631	Forrester Research, Inc.	140,447
11,588	ManTech International Corp. Class A	312,876
15,670	Sykes Enterprises, Inc.*	324,369
5,418	TeleTech Holdings, Inc.*	149,158

		949,851

Life Sciences Tools & Services* – 0.6%
10,614	Affymetrix, Inc.	91,280
6,199	Cambrex Corp.	130,613
1,836	Luminex Corp.	33,415
3,473	PAREXEL International Corp.	186,014

		441,322

Machinery – 2.1%
1,634	Altra Industrial Motion Corp.	51,226
5,376	EnPro Industries, Inc.*	367,826
3,241	Hyster-Yale Materials Handling, Inc.	259,604
7,288	John Bean Technologies Corp.	189,852
5,817	Meritor, Inc.*	73,120
11,239	Mueller Water Products, Inc. Class A	87,102
5,074	The Greenbrier Cos., Inc.	327,019
7,645	Wabash National Corp.*	104,049

		1,459,798

Media* – 0.4%
5,985	Entercom Communications Corp. Class A	56,558
8,755	Time, Inc.	210,996

		267,554

Metals & Mining – 3.2%
18,574	Commercial Metals Co.	320,216
22,732	Globe Specialty Metals, Inc.	432,590
5,173	Kaiser Aluminum Corp.	399,459
8,583	Materion Corp.	277,317
4,639	Schnitzer Steel Industries, Inc. Class A	123,907
11,145	US Silica Holdings, Inc.	626,572

		2,180,061

Oil, Gas & Consumable Fuels – 3.0%
9,154	Carrizo Oil & Gas, Inc.*	562,147
1,115	Clayton Williams Energy, Inc.*	118,647

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
15,171	Comstock Resources, Inc.	$ 358,946
1,476	Contango Oil & Gas Co.*	59,379
22,571	Forest Oil Corp.*	46,045
44,128	Magnum Hunter Resources Corp.*	283,743
3,704	Matador Resources Co.*	100,156
6,330	PDC Energy, Inc.*	343,466
20,951	Quicksilver Resources, Inc.*(b)	39,388
2,131	REX American Resources Corp.*	179,750

		2,091,667

Personal Products*(b) – 0.4%
4,481	USANA Health Sciences, Inc.	286,112

Pharmaceuticals* – 2.8%
18,509	Akorn, Inc.	628,010
27,614	Horizon Pharma, Inc.(b)	234,719
13,571	Impax Laboratories, Inc.	317,426
2,680	Lannett Co., Inc.	90,075
5,297	Pacira Pharmaceuticals, Inc.	487,324
1,947	Prestige Brands Holdings, Inc.	59,967
12,815	SciClone Pharmaceuticals, Inc.	61,768
58,099	Zogenix, Inc.(b)	76,691

		1,955,980

Professional Services – 1.7%
2,304	Barrett Business Services, Inc.	131,512
4,327	CDI Corp.	60,016
2,914	Heidrick & Struggles International, Inc.	54,404
5,901	Huron Consulting Group, Inc.*	356,656
14,792	Korn/Ferry International*	435,181
8,682	RPX Corp.*	135,439

		1,173,208

Real Estate Investment Trusts – 4.0%
10,585	American Assets Trust, Inc.	362,959
7,312	Coresite Realty Corp.	238,810
4,614	DuPont Fabros Technology, Inc.	126,470
4,854	PS Business Parks, Inc.	400,455
7,194	Sovran Self Storage, Inc.	551,924
24,353	Strategic Hotels & Resorts, Inc.*	277,868
23,925	Sunstone Hotel Investors, Inc.	339,496
12,925	The Geo Group, Inc.	444,749

		2,742,731

Road & Rail – 1.7%
10,458	ArcBest Corp.	331,833
23,445	Knight Transportation, Inc.	561,742
6,501	Marten Transport Ltd.	131,580
6,626	Swift Transportation Co.*	135,502

		1,160,657

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 8.3%
5,510	Ambarella, Inc.*	$ 157,641
23,775	Brooks Automation, Inc.	242,030
13,275	Cavium, Inc.*	619,279
19,626	Cirrus Logic, Inc.*	440,211
14,938	Diodes, Inc.*	380,919
22,406	Fairchild Semiconductor International, Inc.*	341,019
32,825	Integrated Device Technology, Inc.*	471,367
7,738	International Rectifier Corp.*	192,212
32,518	Lattice Semiconductor Corp.*	222,423
9,355	Monolithic Power Systems, Inc.	385,800
15,456	OmniVision Technologies, Inc.*	346,214
8,889	Power Integrations, Inc.	478,495
42,289	Rambus, Inc.*	486,746
61,825	RF Micro Devices, Inc.*	689,967
8,047	Spansion, Inc. Class A*	152,652
6,903	TriQuint Semiconductor, Inc.*	124,116

		5,731,091

Software – 7.7%
15,113	Advent Software, Inc.	490,568
16,319	Aspen Technology, Inc.*	708,897
20,368	AVG Technologies NV*	346,256
13,997	Blackbaud, Inc.	513,830
6,975	Bottomline Technologies, Inc.*	197,462
1,974	Ebix, Inc.(b)	24,793
3,025	Infoblox, Inc.*	36,663
17,278	Manhattan Associates, Inc.*	507,282
16,093	Monotype Imaging Holdings, Inc.	481,020
9,828	NetScout Systems, Inc.*	417,985
17,612	Pegasystems, Inc.	376,369
3,309	QAD, Inc. Class A	62,540
13,867	SS&C Technologies Holdings, Inc.*	600,580
21,017	Take-Two Interactive Software, Inc.*	470,361
2,908	Tangoe, Inc.*	40,130

		5,274,736

Specialty Retail – 3.5%
851	Asbury Automotive Group, Inc.*	57,468
7,927	Brown Shoe Co., Inc.	223,462
4,638	Group 1 Automotive, Inc.	342,841
12,390	Haverty Furniture Cos., Inc.	275,430
6,810	Lithia Motors, Inc. Class A	605,069
732	Monro Muffler Brake, Inc.	37,178
8,224	Outerwall, Inc.*(b)	452,484
12,428	Pier 1 Imports, Inc.	187,166
2,772	The Cato Corp. Class A	85,544
4,603	The Finish Line, Inc. Class A	121,013

		2,387,655

Textiles, Apparel & Luxury Goods – 1.9%
3,221	Iconix Brand Group, Inc.*	136,023
5,989	Movado Group, Inc.	245,130
11,769	Steven Madden Ltd.*	374,842
21,907	Wolverine World Wide, Inc.	531,464

		1,287,459

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 1.1%
9,507	TAL International Group, Inc.*	$ 420,210
3,423	Watsco, Inc.	306,598

		726,808

Wireless Telecommunication Services – 0.0%
1,961	Spok Holdings, Inc.	29,356

TOTAL COMMON STOCKS		$66,508,655

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.5%
Repurchase Agreement – 2.5%
Joint Repurchase Agreement Account II
$1,700,000	0.092%	08/01/14	$ 1,700,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$68,208,655

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 7.1%
Financial Square Money Market Fund – FST Shares
4,891,350	0.053%	$ 4,891,350

TOTAL INVESTMENTS – 106.4%		$73,100,005

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.4)%		(4,366,906)

NET ASSETS – 100.0%		$68,733,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2014.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	11	September 2014	$1,228,370	$(67,622)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$71,257,140

Gross unrealized gain	5,840,983
Gross unrealized loss	(3,998,118)

Net unrealized security gain	$1,842,865

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 1.8%
25,506	AAR Corp.	$ 686,112
2,688	American Science and Engineering, Inc.	168,806
8,277	Ducommun, Inc.*	228,859
19,778	Engility Holdings, Inc.*	683,528
2,604	Esterline Technologies Corp.*	282,664
4,312	Moog, Inc. Class A*	284,678
1,049	Teledyne Technologies, Inc.*	95,669

		2,430,316

Airlines – 1.4%
119,203	JetBlue Airways Corp.*	1,277,856
59,817	SkyWest, Inc.	639,444

		1,917,300

Auto Components – 1.0%
56,855	Modine Manufacturing Co.*	782,893
8,138	Standard Motor Products, Inc.	293,375
10,765	Tower International, Inc.*	339,098

		1,415,366

Biotechnology* – 2.7%
22,946	Acorda Therapeutics, Inc.	671,629
33,163	Emergent Biosolutions, Inc.	729,586
18,358	Isis Pharmaceuticals, Inc.(a)	568,914
14,011	Ligand Pharmaceuticals, Inc. Class B	688,921
15,900	NPS Pharmaceuticals, Inc.	444,246
31,852	Repligen Corp.	667,937

		3,771,233

Building Products – 0.2%
2,805	American Woodmark Corp.*	82,467
11,413	Quanex Building Products Corp.	195,048

		277,515

Capital Markets – 2.4%
1,411	Evercore Partners, Inc. Class A	76,984
9,428	GAMCO Investors, Inc. Class A	722,468
15,970	HFF, Inc. Class A	542,341
47,310	Investment Technology Group, Inc.*	865,300
15,140	KCG Holdings, Inc. Class A*	172,899
18,180	Piper Jaffray Cos., Inc.*	938,088

		3,318,080

Chemicals – 2.3%
26,956	A. Schulman, Inc.	1,071,232
27,486	FutureFuel Corp.	433,179
1,846	Innophos Holdings, Inc.	111,554
31,000	Olin Corp.	823,670
27,864	OM Group, Inc.	787,715

		3,227,350

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – 10.0%
11,854	1st Source Corp.	$ 336,535
7,786	Bancfirst Corp.	474,167
5,850	BancorpSouth, Inc.	122,089
8,370	Banner Corp.	336,809
11,221	City Holding Co.	467,355
71,047	CVB Financial Corp.	1,086,309
8,438	First Financial Bancorp	137,877
9,196	First Financial Bankshares, Inc.(a)	270,178
35,969	First Interstate BancSystem, Inc.	938,791
26,129	First Midwest Bancorp, Inc.	423,290
9,824	Flushing Financial Corp.	182,530
1,814	Glacier Bancorp, Inc.	48,035
9,256	Great Southern Bancorp, Inc.	288,602
35,751	Hancock Holding Co.	1,159,762
7,754	Iberiabank Corp.	508,740
34,609	International Bancshares Corp.	877,338
37,286	OFG Bancorp	595,085
68,630	Old National Bancorp	918,269
42,250	PrivateBancorp, Inc.	1,216,800
23,300	Prosperity Bancshares, Inc.	1,354,429
10,811	Renasant Corp.	307,032
5,511	S&T Bancorp, Inc.	134,083
14,687	Southwest Bancorp, Inc.	226,473
3,912	TriCo Bancshares	87,511
48,952	United Community Banks, Inc.	810,156
8,773	Western Alliance Bancorp*	200,902
27,078	Wilshire Bancorp, Inc.	255,075

		13,764,222

Commercial Services & Supplies – 2.2%
17,648	Civeo Corp.*	448,259
8,203	Deluxe Corp.	451,247
47,710	Kimball International, Inc. Class B	752,387
23,842	Mobile Mini, Inc.	900,274
25,332	Quad Graphics, Inc.	535,012

		3,087,179

Communications Equipment* – 0.8%
19,659	Calix, Inc.	182,632
70,601	Harmonic, Inc.	423,606
36,575	Polycom, Inc.	468,892

		1,075,130

Computers & Peripherals* – 0.0%
45,568	Quantum Corp.	56,960

Construction & Engineering – 0.3%
10,178	Comfort Systems USA, Inc.	151,652
8,381	Tutor Perini Corp.*	228,215

		379,867

Consumer Finance – 2.0%
21,896	Cash America International, Inc.	971,963
68,482	EZCORP, Inc. Class A*	670,439
6,322	Green Dot Corp. Class A*	113,733
4,536	Nelnet, Inc. Class A	187,019
9,700	World Acceptance Corp.*(a)	786,476

		2,729,630

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging* – 0.6%
64,511	Graphic Packaging Holding Co.	$ 774,132

Distributors – 0.2%
6,260	Core-Mark Holding Co., Inc.	295,472

Diversified Consumer Services* – 0.8%
29,421	Bridgepoint Education, Inc.	353,346
32,036	K12, Inc.	746,759

		1,100,105

Diversified Telecommunication Services – 0.2%
4,611	Consolidated Communications Holdings, Inc.	103,194
8,579	magicJack VocalTec Ltd.*(a)	122,423

		225,617

Electric Utilities – 0.9%
1,702	MGE Energy, Inc.	64,029
10,010	PNM Resources, Inc.	256,756
37,427	The Empire District Electric Co.(a)	917,336

		1,238,121

Electrical Equipment – 0.2%
6,911	GrafTech International Ltd.*	58,052
26,942	LSI Industries, Inc.	192,366

		250,418

Electronic Equipment, Instruments & Components – 1.9%
41,284	Benchmark Electronics, Inc.*	997,009
6,809	Daktronics, Inc.	75,580
6,870	Fabrinet*	127,782
10,125	Rofin-Sinar Technologies, Inc.*	221,029
14,005	Sanmina Corp.*	326,176
12,481	ScanSource, Inc.*	446,945
54,244	TTM Technologies, Inc.*	407,372

		2,601,893

Energy Equipment & Services – 3.4%
26,512	Basic Energy Services, Inc.*	636,023
2,644	C&J Energy Services, Inc.*	79,214
5,412	Dawson Geophysical Co.	135,841
22,675	Exterran Holdings, Inc.	958,019
4,194	Helix Energy Solutions Group, Inc.*	106,653
138,942	ION Geophysical Corp.*	521,033
109,839	Key Energy Services, Inc.*	674,411
55,146	Pioneer Energy Services Corp.*	811,198
39,503	Tesco Corp.	771,099

		4,693,491

Food & Staples Retailing – 0.4%
11,294	Ingles Markets, Inc. Class A	276,929
12,427	The Pantry, Inc.*	222,567

		499,496

Shares	Description	Value
Common Stocks – (continued)
Food Products – 1.1%
9,587	Cal-Maine Foods, Inc.	$ 682,594
8,363	Sanderson Farms, Inc.	761,786

		1,444,380

Gas Utilities – 1.9%
20,117	New Jersey Resources Corp.	1,027,576
22,431	Northwest Natural Gas Co.	969,468
12,057	Southwest Gas Corp.	597,183

		2,594,227

Health Care Equipment & Supplies* – 0.9%
1,758	Anika Therapeutics, Inc.	73,941
5,305	Greatbatch, Inc.	262,651
14,344	Natus Medical, Inc.	412,677
12,304	NuVasive, Inc.	459,923
2,632	SurModics, Inc.	49,982

		1,259,174

Health Care Providers & Services – 2.6%
12,754	Amedisys, Inc.*(a)	257,376
1,750	Amsurg Corp.*	83,580
24,967	Kindred Healthcare, Inc.	596,711
16,516	Magellan Health, Inc.*	951,322
2,418	National Healthcare Corp.	132,893
22,067	PharMerica Corp.*	595,588
25,199	Skilled Healthcare Group, Inc. Class A*	149,934
12,869	Triple-S Management Corp. Class B*	222,376
9,126	WellCare Health Plans, Inc.*	569,280

		3,559,060

Hotels, Restaurants & Leisure – 1.5%
18,064	Marriott Vacations Worldwide Corp.*	1,039,583
8,496	Papa John’s International, Inc.	354,199
35,214	Sonic Corp.*	727,169

		2,120,951

Household Durables – 2.9%
9,394	Cavco Industries, Inc.*	670,638
6,605	CSS Industries, Inc.	163,077
18,911	Ethan Allen Interiors, Inc.	433,440
17,579	Helen of Troy Ltd.*	942,762
4,362	NACCO Industries, Inc. Class A	208,024
18,370	TRI Pointe Homes, Inc.*	248,179
13,427	Universal Electronics, Inc.*	639,528
28,063	William Lyon Homes Class A*	690,911

		3,996,559

Insurance – 4.9%
45,098	American Equity Investment Life Holding Co.	998,470
2,166	AMERISAFE, Inc.	79,276

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
21,216	AmTrust Financial Services, Inc.(a)	$ 904,650
18,549	Argo Group International Holdings Ltd.	923,926
14,697	Employers Holdings, Inc.	313,046
15,488	Global Indemnity PLC*	386,116
11,096	Horace Mann Educators Corp.	317,900
5,252	Kansas City Life Insurance Co.	229,355
41,729	Maiden Holdings Ltd.	479,049
7,804	Safety Insurance Group, Inc.	390,278
11,128	Selective Insurance Group, Inc.	248,043
52,250	Symetra Financial Corp.	1,191,300
12,483	United Fire Group, Inc.	352,769

		6,814,178

Internet & Catalog Retail* – 0.0%
1,482	Lands’ End, Inc.	52,152

Internet Software & Services – 1.9%
15,660	Blucora, Inc.*	267,316
10,412	Constant Contact, Inc.*	324,126
10,659	Conversant, Inc.*(a)	249,101
18,187	LogMeIn, Inc.*	740,393
25,877	Marchex, Inc. Class B	284,647
8,471	Stamps.com, Inc.*	267,938
9,002	VistaPrint NV*	443,438

		2,576,959

IT Services – 0.7%
57,204	Ciber, Inc.*	199,642
29,255	ManTech International Corp. Class A	789,885

		989,527

Leisure Equipment & Products – 0.1%
20,087	Callaway Golf Co.	152,661

Life Sciences Tools & Services* – 0.5%
72,628	Affymetrix, Inc.	624,601

Machinery – 0.5%
1,712	Hyster-Yale Materials Handling, Inc.	137,131
7,378	Kadant, Inc.	281,397
13,414	Miller Industries, Inc.	257,415

		675,943

Media – 1.0%
13,330	Entercom Communications Corp. Class A*	125,968
7,942	Harte-Hanks, Inc.	52,100
9,468	Journal Communications, Inc. Class A*	103,012
48,173	Time, Inc.*	1,160,969

		1,442,049

Metals & Mining – 3.6%
62,900	Commercial Metals Co.	1,084,396
45,846	Globe Specialty Metals, Inc.	872,449
14,340	Kaiser Aluminum Corp.	1,107,335

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
24,831	Materion Corp.	$ 802,290
25,985	Schnitzer Steel Industries, Inc. Class A	694,059
6,592	US Silica Holdings, Inc.	370,602

		4,931,131

Multi-Utilities – 0.6%
27,737	Avista Corp.	860,679

Multiline Retail – 0.3%
3,998	Burlington Stores, Inc.*	130,855
19,298	Fred’s, Inc. Class A	305,487

		436,342

Oil, Gas & Consumable Fuels – 2.1%
36,356	Comstock Resources, Inc.	860,183
72,891	Forest Oil Corp.*	148,698
2,362	Matador Resources Co.*	63,868
10,928	Northern Oil and Gas, Inc.*	175,832
18,628	PDC Energy, Inc.*(b)	1,010,755
62,677	Quicksilver Resources, Inc.*(a)	117,833
6,603	REX American Resources Corp.*	556,963

		2,934,132

Paper & Forest Products – 0.1%
1,834	Neenah Paper, Inc.	91,003

Personal Products*(a) – 0.3%
7,077	USANA Health Sciences, Inc.	451,866

Pharmaceuticals* – 1.2%
19,287	Akorn, Inc.	654,408
14,522	Horizon Pharma, Inc.(a)	123,437
36,308	Impax Laboratories, Inc.	849,244

		1,627,089

Professional Services – 2.5%
14,377	CDI Corp.	199,409
8,101	Heidrick & Struggles International, Inc.	151,246
12,372	Huron Consulting Group, Inc.*	747,764
6,845	ICF International, Inc.*	236,631
35,294	Kelly Services, Inc. Class A	562,586
36,023	Korn/Ferry International*	1,059,797
3,854	Navigant Consulting, Inc.*	62,897
26,225	RPX Corp.*	409,110

		3,429,440

Real Estate Investment Trusts – 15.7%
28,075	American Assets Trust, Inc.	962,692
52,675	Apollo Commercial Real Estate Finance, Inc.	872,825
28,266	Aviv REIT, Inc.	804,168
11,469	Coresite Realty Corp.	374,578
93,461	Cousins Properties, Inc.	1,157,047
65,525	CubeSmart	1,193,210
33,568	CyrusOne, Inc.	834,165
33,900	DuPont Fabros Technology, Inc.	929,199
35,956	FelCor Lodging Trust, Inc.	376,459

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
61,511	First Industrial Realty Trust, Inc.	$ 1,110,274
3,810	First Potomac Realty Trust	50,254
22,723	Getty Realty Corp.	417,421
13,705	Invesco Mortgage Capital, Inc.	232,711
19,765	Investors Real Estate Trust	168,398
20,909	LaSalle Hotel Properties	727,424
29,815	Pebblebrook Hotel Trust	1,085,266
52,807	Pennsylvania Real Estate Investment Trust	1,015,479
34,594	Pennymac Mortgage Investment Trust	740,657
10,487	PS Business Parks, Inc.	865,177
29,725	Ramco-Gershenson Properties Trust	493,435
154,933	Resource Capital Corp.	853,681
47,998	RLJ Lodging Trust	1,345,864
7,993	Saul Centers, Inc.	381,026
11,027	Sovran Self Storage, Inc.	845,991
66,447	Strategic Hotels & Resorts, Inc.*	758,160
84,272	Sunstone Hotel Investors, Inc.	1,195,820
33,397	The Geo Group, Inc.	1,149,191
57,330	Western Asset Mortgage Capital Corp.(a)	779,688

		21,720,260

Road & Rail – 0.7%
20,764	ArcBest Corp.	658,842
17,023	Marten Transport Ltd.	344,545

		1,003,387

Semiconductors & Semiconductor Equipment – 5.4%
39,852	Brooks Automation, Inc.	405,693
28,911	Cirrus Logic, Inc.*	648,474
26,939	Diodes, Inc.*	686,944
25,876	DSP Group, Inc.*	229,520
52,982	Fairchild Semiconductor International, Inc.*	806,386
69,166	Integrated Device Technology, Inc.*	993,224
42,419	International Rectifier Corp.*	1,053,688
85,224	Intersil Corp. Class A	1,093,424
21,658	Lattice Semiconductor Corp.*	148,141
24,495	OmniVision Technologies, Inc.*	548,688
78,777	RF Micro Devices, Inc.*	879,151

		7,493,333

Software – 2.2%
16,392	Aspen Technology, Inc.*	712,069
2,480	AVG Technologies NV*	42,160
10,522	Ebix, Inc.(a)	132,156
7,907	Monotype Imaging Holdings, Inc.	236,340
10,255	QAD, Inc. Class A	193,820
15,223	SS&C Technologies Holdings, Inc.*	659,308
48,484	Take-Two Interactive Software, Inc.*	1,085,072

		3,060,925

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 2.7%
6,296	Brown Shoe Co., Inc.	$ 177,484
12,168	Group 1 Automotive, Inc.	899,458
28,394	Haverty Furniture Cos., Inc.	631,199
15,478	hhgregg, Inc.*(a)	110,049
12,623	Outerwall, Inc.*(a)	694,517
5,699	Stage Stores, Inc.	102,696
7,753	The Cato Corp. Class A	239,258
19,432	The Finish Line, Inc. Class A	510,867
39,484	The Pep Boys-Manny, Moe & Jack*	417,741

		3,783,269

Textiles, Apparel & Luxury Goods – 1.7%
10,517	Columbia Sportswear Co.	786,251
22,314	Iconix Brand Group, Inc.*	942,320
9,618	Movado Group, Inc.	393,665
4,941	Skechers U.S.A., Inc. Class A*	257,772

		2,380,008

Thrifts & Mortgage Finance – 1.5%
78,942	Brookline Bancorp, Inc.	712,846
34,142	Dime Community Bancshares	516,227
14,792	Northfield Bancorp, Inc.	188,746
27,300	Oritani Financial Corp.	404,040
4,064	Radian Group, Inc.	51,450
2,232	WSFS Financial Corp.	159,789

		2,033,098

Trading Companies & Distributors* – 0.6%
19,883	TAL International Group, Inc.	878,829

Wireless Telecommunication Services – 0.2%
16,569	Spok Holdings, Inc.	248,038

TOTAL COMMON STOCKS		$134,794,143

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.3%
Repurchase Agreement – 2.3%
Joint Repurchase Agreement Account II
$3,200,000	0.092%	08/01/14	$ 3,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$137,994,143

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 4.3%
Financial Square Money Market Fund - FST Shares
5,852,175	0.053%	$ 5,852,175

TOTAL INVESTMENTS – 104.2%		$143,846,318

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.2)%		(5,767,229)

NET ASSETS – 100.0%		$138,079,089

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	27	September 2014	$3,015,090	$(140,577)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$137,170,388

Gross unrealized gain	13,223,728
Gross unrealized loss	(6,547,798)

Net unrealized security gain	$6,675,930

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 0.8%
36,335	Raytheon Co.	$ 3,298,128

Air Freight & Logistics – 1.4%
59,125	United Parcel Service, Inc. Class B	5,740,446

Airlines – 0.5%
65,623	Southwest Airlines Co.	1,855,818

Biotechnology – 5.5%
1,251	Alexion Pharmaceuticals, Inc.*	198,896
21,379	Amgen, Inc.	2,723,471
17,900	Biogen Idec, Inc.*	5,985,581
68,199	Celgene Corp.*(a)	5,943,543
81,644	Gilead Sciences, Inc.*	7,474,508

		22,325,999

Capital Markets – 0.7%
24,690	Ameriprise Financial, Inc.	2,952,924

Chemicals – 2.3%
29,838	Praxair, Inc.	3,823,441
108,914	The Dow Chemical Co.	5,562,238

		9,385,679

Commercial Banks – 5.3%
86,214	Comerica, Inc.	4,333,116
18,281	JPMorgan Chase & Co.	1,054,265
309,735	KeyCorp	4,193,812
245,090	Regions Financial Corp.	2,485,213
3,740	SVB Financial Group*	407,735
28,571	The PNC Financial Services Group, Inc.	2,358,822
137,065	Wells Fargo & Co.	6,976,608

		21,809,571

Communications Equipment – 1.1%
116,450	Brocade Communications Systems, Inc.	1,072,505
46,872	QUALCOMM, Inc.	3,454,466

		4,526,971

Computers & Peripherals – 7.9%
186,548	Apple, Inc.	17,828,392
161,023	Hewlett-Packard Co.	5,734,029
45,350	SanDisk Corp.	4,159,049
46,474	Western Digital Corp.	4,639,499

		32,360,969

Consumer Finance – 1.3%
65,144	Capital One Financial Corp.	5,181,554

Diversified Financial Services – 0.8%
10,028	Berkshire Hathaway, Inc. Class B*	1,257,812
54,140	Voya Financial, Inc.	2,008,594

		3,266,406

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 0.3%
7,076	AT&T, Inc.(a)	$ 251,835
18,500	Verizon Communications, Inc.	932,770

		1,184,605

Electric Utilities – 1.6%
46,724	American Electric Power Co., Inc.	2,429,181
55,136	Entergy Corp.	4,015,555

		6,444,736

Electrical Equipment(a) – 1.2%
77,374	Emerson Electric Co.	4,924,855

Electronic Equipment, Instruments & Components – 0.8%
135,835	Corning, Inc.	2,669,158
56,359	Flextronics International Ltd.*	585,570

		3,254,728

Energy Equipment & Services – 1.0%
40,526	Baker Hughes, Inc.	2,786,973
9,389	Halliburton Co.	647,747
26,042	Nabors Industries Ltd.	707,301

		4,142,021

Food & Staples Retailing – 2.1%
82,834	CVS Caremark Corp.	6,325,204
49,216	The Kroger Co.	2,410,600

		8,735,804

Food Products – 1.1%
68,615	Archer-Daniels-Midland Co.	3,183,736
39,338	Tyson Foods, Inc. Class A	1,463,767

		4,647,503

Health Care Equipment & Supplies – 1.5%
116,743	Boston Scientific Corp.*	1,491,976
76,088	Medtronic, Inc.	4,697,673

		6,189,649

Health Care Providers & Services – 2.3%
2,862	CIGNA Corp.	257,694
14,942	Humana, Inc.	1,757,926
51,051	UnitedHealth Group, Inc.	4,137,684
27,984	WellPoint, Inc.	3,072,923

		9,226,227

Hotels, Restaurants & Leisure – 2.4%
112,467	Carnival Corp.	4,073,555
61,621	McDonald’s Corp.	5,826,882

		9,900,437

Household Durables – 1.9%
57,307	Garmin Ltd.(b)	3,154,177
252	NVR, Inc.*	283,868
31,355	Whirlpool Corp.	4,472,477

		7,910,522

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Products – 1.6%
48,038	Kimberly-Clark Corp.	$ 4,989,707
4,511	The Clorox Co.	391,871
13,323	The Procter & Gamble Co.	1,030,134

		6,411,712

Industrial Conglomerates – 5.2%
43,542	3M Co.	6,134,632
70,803	Danaher Corp.	5,230,926
399,268	General Electric Co.	10,041,590

		21,407,148

Insurance – 3.4%
40,216	Allied World Assurance Co. Holdings AG	1,448,178
51,760	Aspen Insurance Holdings Ltd.	2,070,918
4,385	Assurant, Inc.	277,834
51,073	Reinsurance Group of America, Inc.	4,099,119
17,243	The Chubb Corp.	1,495,140
52,693	The Travelers Cos., Inc.	4,719,185

		14,110,374

Internet & Catalog Retail* – 0.7%
8,858	Amazon.com, Inc.	2,772,465

Internet Software & Services* – 3.8%
105,814	eBay, Inc.(a)	5,586,979
15,411	Facebook, Inc. Class A	1,119,609
5,746	Google, Inc. Class A	3,330,095
9,692	Google, Inc. Class C	5,539,947

		15,576,630

IT Services – 1.2%
787	International Business Machines Corp.	150,844
355,631	Xerox Corp.	4,715,667

		4,866,511

Machinery – 2.0%
34,046	Caterpillar, Inc.	3,430,135
57,952	Illinois Tool Works, Inc.	4,773,506

		8,203,641

Media – 5.3%
140,569	Comcast Corp. Class A(b)	7,536,959
13,686	DIRECTV*	1,177,680
14,938	The Walt Disney Co.	1,282,876
8,083	Time Warner Cable, Inc.	1,172,843
68,988	Time Warner, Inc.	5,727,384
56,506	Viacom, Inc. Class B	4,671,351

		21,569,093

Oil, Gas & Consumable Fuels – 10.3%
50,474	Apache Corp.	5,181,661
168,147	Chesapeake Energy Corp.	4,434,036
13,042	Chevron Corp.	1,685,548
78,487	ConocoPhillips	6,475,177
36,557	Devon Energy Corp.	2,760,054

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
46,824	EOG Resources, Inc.	$ 5,124,419
64,138	Exxon Mobil Corp.	6,345,814
93,848	Marathon Oil Corp.	3,636,610
60,557	Occidental Petroleum Corp.	5,917,024
8,833	Whiting Petroleum Corp.*	781,632

		42,341,975

Pharmaceuticals – 7.3%
45,453	AbbVie, Inc.	2,379,010
108,904	Johnson & Johnson	10,900,201
142,217	Merck & Co., Inc.	8,069,393
290,522	Pfizer, Inc.	8,337,981

		29,686,585

Real Estate Investment Trusts – 1.5%
18,345	Crown Castle International Corp.	1,360,832
69,836	Equity Residential	4,514,897
6,470	Hospitality Properties Trust	184,848

		6,060,577

Road & Rail – 0.6%
23,589	Union Pacific Corp.	2,319,035

Semiconductors & Semiconductor Equipment – 2.4%
152,315	Micron Technology, Inc.*	4,653,223
110,711	Texas Instruments, Inc.	5,120,384

		9,773,607

Software – 5.2%
60,299	Electronic Arts, Inc.*	2,026,046
274,847	Microsoft Corp.	11,862,397
185,465	Oracle Corp.	7,490,931

		21,379,374

Specialty Retail – 1.8%
4,357	AutoZone, Inc.*	2,252,700
80,861	GameStop Corp. Class A(b)	3,393,736
37,042	Lowe’s Cos., Inc.	1,772,460

		7,418,896

Tobacco – 1.5%
147,137	Altria Group, Inc.	5,973,762
5,799	Lorillard, Inc.	350,724

		6,324,486

TOTAL COMMON STOCKS		$399,487,661

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.7%
Repurchase Agreement – 2.7%
Joint Repurchase Agreement Account II
$10,900,000	0.092%	08/01/14	$ 10,900,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$410,387,661

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.3%
Financial Square Money Market Fund - FST Shares
9,439,425	0.053%	$ 9,439,425

TOTAL INVESTMENTS – 102.6%		$419,827,086

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%		(10,442,482)

NET ASSETS – 100.0%		$409,384,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	63	September 2014	$6,063,120	$(28,263)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$396,578,043

Gross unrealized gain	27,567,283
Gross unrealized loss	(4,318,240)

Net unrealized security gain	$23,249,043

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations.

The Funds invest the cash collateral received in connection with the securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2014:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,328,226	$—	$—
Asia	3,669,810	—	—
Europe	6,032,583	—	—
North America	355,323,380	—	—
Short-term Investments	—	9,000,000	—
Securities Lending Reinvestment Vehicle	9,895,556	—	—
Total	$376,249,555	$9,000,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(23,778)	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,464,885	$—	$—
Asia	3,217,959	—	—
Europe	9,824,625	—	—
North America	405,218,766	—	—
Short-term Investments	—	11,100,000	—
Securities Lending Reinvestment Vehicle	7,632,225	—	—
Total	$427,358,460	$11,100,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(32,302)	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$92,997	$—	$—
Europe	2,634,694	—	—
North America	192,675,069	—	—
Short-term Investments	—	4,900,000	—
Securities Lending Reinvestment Vehicle	16,361,745	—	—
Total	$211,764,505	$4,900,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(196,571)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$53,056	$—	$—
Europe	961,962	—	—
North America	65,493,637	—	—
Short-term Investments	—	1,700,000	—
Securities Lending Reinvestment Vehicle	4,891,350	—	—
Total	$71,400,005	$1,700,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(67,622)	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$122,423	$—	$—
Europe	871,714	—	—
North America	133,800,006	—	—
Short-term Investments	—	3,200,000	—
Securities Lending Reinvestment Vehicle	5,852,175	—	—
Total	$140,646,318	$3,200,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(140,577)	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$585,570	$—	$—
Europe	4,602,355	—	—
North America	394,299,736	—	—
Short-term Investments	—	10,900,000	—
Securities Lending Reinvestment Vehicle	9,439,425	—	—
Total	$408,927,086	$10,900,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(28,263)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$9,000,000	$9,000,023	$9,229,231
Large Cap Value Insights	11,100,000	11,100,028	11,382,719
Small Cap Equity Insights	4,900,000	4,900,013	5,024,804
Small Cap Growth Insights	1,700,000	1,700,004	1,743,299
Small Cap Value Insights	3,200,000	3,200,008	3,281,505
U.S. Equity Insights	10,900,000	10,900,028	11,177,625

REPURCHASE AGREEMENTS — At July 31, 2014, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.090%	$2,401,854	$2,962,287	$1,307,676	$453,684	$853,993	$2,908,912
Citigroup Global Markets, Inc.	0.090	1,106,117	1,364,211	602,219	208,933	393,286	1,339,631
Merrill Lynch & Co., Inc.	0.080	1,106,117	1,364,211	602,219	208,933	393,286	1,339,631
TD Securities USA LLC	0.100	3,160,334	3,897,745	1,720,627	596,952	1,123,674	3,827,515
Wells Fargo Securities LLC	0.090	1,225,578	1,511,546	667,259	231,498	435,761	1,484,311
TOTAL		$9,000,000	$11,100,000	$4,900,000	$1,700,000	$3,200,000	$10,900,000

At July 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.131 to 0.171%	03/01/16 to 10/03/16
Federal Home Loan Mortgage Corp.	2.500 to 4.500	03/01/26 to 07/01/44
Federal National Mortgage Association	0.000 to 6.000	03/02/15 to 07/01/44
Government National Mortgage Association	3.500 to 6.500	04/20/26 to 07/20/44
United States Treasury Notes	0.375 to 1.500	11/15/15 to 01/31/19

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Redemptions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Funds in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and are required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2014

*	Print the name and title of each signing officer under his or her signature.